ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (Details)			1 Months Ended	12 Months Ended
		Mar. 06, 2017 CNY (¥)	Nov. 27, 2015	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Major classes of assets and liabilities held for sale
Cash and cash equivalents included in assets held for sale				¥ 1,000		¥ 21,696,000		$ 0
Assets held for sale				581,731,000		1,285,961,000		89,410,000
Liabilities held for sale				3,888,000		1,318,136,000		597,000
Amortization expense				2,371,000	$ 365,000	3,869,000	¥ 4,298,000
Costs capitalized				550,606,000		977,194,000		84,627,000
Advances from potential buyers of part of cloud infrastructure						997,000,000
Net revenue						(2,442,000)	0
Loss before income taxes				679,000	104,000
Construction in Progress, Gross				416,352,000		0		63,992,000	$ 0
Advances from Affiliates				997,000,000		0		15,300,000	0
Additions to Cost Method Investments				39,398,000	6,055,000
Prepaid Discount Made to Buyer for Pending Sales of Certain Cloud Infrastructure				4,627,000		12,041,000		711,000	$ 4,611,000,000
Costs Capitalized Attributable to Development of IDC Facility Construction in Progress Current				550,606,000		977,194,000		84,627,000
Capital Leased Assets, Gross				176,699,000		256,670,000		27,158,000
Building [Member]
Major classes of assets and liabilities held for sale
Capital Leased Assets, Gross				39,927,000				6,137,000
Computer Equipment [Member]
Major classes of assets and liabilities held for sale
Capital Leased Assets, Gross				163,599,000		243,570,000		25,145,000
Xin Run
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Percentage of equity interest to be sold		79.00%	60.00%
Number of parties			3
Consideration in cash for sale of equity interest		¥ 221,000,000
Xin Run | Companies owned by the Founders
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Percentage of equity interest to be sold		52.67%	38.00%
Number of parties		2
Major classes of assets and liabilities held for sale
Prepaid commission fee for the potential sales of certain buildings						99,700,000
Xin Run | Assets/liabilities held-for-sale
Major classes of assets and liabilities held for sale
Cash and cash equivalents included in assets held for sale				1,000		21,696,000		0
Accounts receivable, net				0		1,721,000		0
Prepaid expenses and other current assets (i)	[1]			15,478,000		147,490,000		2,379,000
Amounts due from ChinaCache Beijing and Beijing Blue IT				737,000		18,063,000		113,000
Property and equipment (ii)	[2]			550,606,000		21,541,000		84,627,000
Intangible assets, net				0		5,532,000		0
Land use right, net				14,909,000		48,966,000		2,292,000
Deferred tax assets				0		26,553,000		0
Accrued tax on intercompany transactions				0		17,205,000		0
Cloud infrastructure construction in progress (ii)	[2]			0		977,194,000		0
Assets held for sale				581,731,000		1,285,961,000		89,410,000
Accounts payable				0		5,416,000		0
Accrued employee benefits				0		3,460,000		0
Other payables (iii)	[3]			0		1,206,946,000		0
Accrued expenses and other current liabilities				1,863,000		41,413,000		286,000
Income tax payable				0		2,919,000		0
Liabilities for uncertain tax positions				0		4,813,000		0
Amounts due to the Company				2,025,000		53,169,000		331,000
Liabilities held for sale				3,888,000		1,318,136,000		$ 597,000
Loss before income taxes						(107,399,000)	(57,010,000)
Transaction tax on assets transfer				0		0	27,733,000
Loss before income taxes attributable to the noncontrolling interest				¥ 7,000	$ 1,000	1,074,000	¥ 0
Land use right
Major classes of assets and liabilities held for sale
Amortization expense						¥ 0

[1]	The balance as of December 31, 2016 included refundable commission fee of RMB99,700,000 and prepaid discount of RMB30,000,000 that were reclassified out and included in prepaid expenses and other current assets as of December 31, 2017 (Note 6).
[2]	As of December 31, 2016, the Company capitalized direct costs of RMB977,194,000 that were directly attributable to the development of the cloud infrastructure. During the year ended December 31, 2017, additional costs of RMB39,398,000 (US$6,055,000) were capitalized for buildings completed during the year. Total costs incurred directly attributable to the development of the cloud infrastructure was RMB1,016,592,000 (US$157,178,000) as of December 31, 2017. Of which, RMB550,606,000 (US$84,627,000) capitalized for completed buildings held under Beijing Shuo Ge and Beijing Zhao Du was transferred to assets held for sale - property and equipment whereas costs of other completed buildings in the aggregate of RMB39,927,000 (US$6,137,000) and costs of other completed equipment s in the aggregate of RMB6,150,000 (US$945,000) were transferred to property and equipment, net (Note 7). The remaining RMB416,352,000 (US$63,992,000) capitalized to date for construction in progress was re-designated as cloud infrastructure construction in progress.
[3]	The balance as of December 31, 2016 included advances of RMB997,000,000 from buyers of Beijing Shuo Ge and Beijing Zhao Du which was transferred to other payables as of December 31, 2017 (Note 14).